Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Tax Rate [Line Items]
Statutory income tax rate	38.10%	40.80%	40.80%
Expenses not deductible for tax purposes	0.40%	0.40%	0.10%
Research and other credits	(0.90%)	(0.70%)	(0.80%)
Change in valuation allowance	1.40%	0.90%	0.10%
Effect of enacted changes in tax laws and rates	0.30%	4.70%
Effect of consolidation of affiliates	0.30%
Other	0.50%	(0.20%)	0.20%
Actual effective income tax rate	40.10%	45.90%	40.40%